SHAREHOLDERS EQUITY (Schedule of Stock Option Activity) (Details) - Employee [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Number of options
Outstanding at beginning of year | shares	2,808,000
Granted | shares	740,000
Exercised | shares	(438,840)
Forfeited | shares	(225,750)
Outstanding at end of year | shares	2,883,410
Exerciable at end of year | shares	1,209,910
Weighted-average exercise price
Outstanding at beginning of year | $ / shares	$ 5.2
Granted | $ / shares	8.2
Exercised | $ / shares	4.9
Forfeited | $ / shares	5.3
Outstanding at end of year | $ / shares	6.0
Exercisable at end of year | $ / shares	$ 5.2
Weighted-average remaining contractual term
Outstanding	3 years 8 months 12 days
Exercisable at December 31, 2018	2 years 7 months 6 days
Aggregate intrinsic value
Outstanding at December 31, 2018 | $	$ 9,087
Exercisable at December 31, 2018 | $	$ 4,804